Financial instruments	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Financial instruments
Note 17 - Financial instruments
The following table shows the carrying amounts of financial assets and liabilities measured at fair value through profit and loss on a recurring basis:

	As of December 31, 2023				As of December 31, 2022
Assets measured at FVTPL	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Other investments	—	—	2,414	2,414	—	—	2,333	2,333
Total assets	$—	$—	$2,414	$2,414	$—	$—	$2,333	$2,333
Liabilities measured at FVTPL
Earn-out rights	—	—	155,402	155,402	—	—	598,570	598,570
Class C-1 Shares	4,920	—	—	4,920	17,920	—	—	17,920
Class C-2 Shares	—	1,080	—	1,080	—	10,080	—	10,080
Total liabilities	$4,920	$1,080	$155,402	$161,402	$17,920	$10,080	$598,570	$626,570
During the year ended December 31, 2022, Polestar made a $2,500 investment in the fast charging innovator, StoreDot. During the year ended December 31, 2023, Polestar did not make any additional investments. The StoreDot investment made in the year ended December 31, 2022, is presented in Other investments in the Consolidated Statement of Financial Position and is valued at $2,414 as of December 31, 2023.
Refer to Note 1 - Overview and basis of preparation and Note 18 - Reverse recapitalization for more details on the financial liabilities related to the Class C Shares and the Earn-out rights.
The following table shows the carrying amounts of financial assets and liabilities measured at amortized cost:

	As of December 31,
	2023	2022
Financial assets	(Restated)	(Restated)

Cash and cash equivalents - (Restated)	768,264	973,877
Trade receivables and trade receivables - related parties - (Restated)	187,742	320,657
Accrued income - related parties	152,605	49,060
Other current receivables and other current receivables - related parties - (Restated)	35,496	10,840
Other non-current receivables - (Restated)	9,733	6,819
Restricted cash - (Restated)	1,834	—
Total	$1,155,674	$1,361,253
Financial liabilities
Current and non-current liabilities to credit institutions - (Restated)	2,026,665	1,327,102
Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)	1,467,696	74,969
Accrued expenses and accrued expenses - related parties - (Restated)	720,759	352,854
Trade payables and trade payables - related parties	368,145	1,032,579
Other current liabilities and other current liabilities - related parties - (Restated)	20,939	55,911
Current and non-current liabilities related to repurchase commitments - (Restated)	119,664	86,347
Interest-bearing current liabilities and interest bearing current liabilities - related parties[1] - (Restated)	93,361	38,996
Other non-current liabilities - (Restated)	64,990	91,056
Advance payments from customers	16,415	35,717
Current and non-current refund liabilities and current refund liabilities - related parties - (Restated)	53,257	22,693
Total	$4,951,891	$3,118,224
1 – The Group’s current and non-current lease liabilities are included in interest-bearing current liabilities and other non-current interest-bearing liabilities, respectively. The Group’s current and non-current related party lease liabilities are included in interest-bearing current liabilities - related parties and other non-current interest-bearing liabilities - related parties, respectively. These amounts are presented separately in Note 12 - Leases.
Total interest income arising on financial assets measured at amortized cost related to Cash and cash equivalents as of December 31, 2023, 2022, and 2021, and amounted to $32,280, $7,658, and $1,396, respectively. Total interest expense arising on financial liabilities measured at amortized cost related to liabilities to credit institutions, lease liabilities, other financing obligations, and related party liabilities as of December 31, 2023 amounted to $205,677. Total interest expense arising on financial liabilities measured at amortized cost related mainly to liabilities to credit institutions and other financing obligations as of December 31, 2022, and 2021, and amounted to $77,477 and $44,828, respectively.
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of December 31, 2023:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables - related parties - (Restated)	187,742	—	—	187,742
Accrued income - related parties	152,605	—	—	152,605
Other current receivables and other current receivables - related parties - (Restated)	35,496	—	—	35,496
Other non-current receivables - (Restated)	—	9,733	—	9,733
Restricted cash - (Restated)	—	1,834	—	1,834
Total - (Restated)	$375,843	$11,567	$—	$387,410
Financial liabilities
Liabilities to credit institutions - (Restated)	2,026,665	—	—	2,026,665
Accrued expenses and accrued expenses - related parties - (Restated)	720,760	—	—	720,760
Trade payables and trade payables - related parties	368,145	—	—	368,145
Other current liabilities and other current liabilities - related parties - (Restated)	20,939	—	—	20,939
Liabilities related to repurchase commitments - (Restated)	119,664	—	—	119,664
Interest-bearing current liabilities and interest-bearing current liabilities - related parties - (Restated)	93,361	—	—	93,361
Advance payments from customers	16,415	—	—	16,415
Other non-current liabilities - (Restated)	—	64,991	—	64,991

Other non-current interest bearing liabilities and other non-current interest bearing liabilities - related parties - (Restated)	—	1,456,225	11,471	1,467,696
Current and non-current refund liabilities - (Restated)	52,006	1,251	—	53,257
Total - (Restated)	$3,417,955	$1,522,467	$11,471	$4,951,893
The following table shows the maturities for the Group’s non-derivative financial assets and liabilities as of December 31, 2022:

	Due within 1 year	Due between 1 and 5 years	Due beyond 5 years	Total
Financial assets
Trade receivables and trade receivables - related parties - (Restated)	320,658	—	—	320,658
Accrued income - related parties	49,060	—	—	49,060
Other current receivables - (Restated)	10,840	—	—	10,840
Other non-current receivables - (Restated)	—	6,819	—	6,819
Total - (Restated)	$380,558	$6,819	$—	$387,377
Financial liabilities
Current and non-current liabilities to credit institutions - (Restated)	1,327,102	—	—	1,327,102
Trade payables and trade payables - related parties	1,032,579	—	—	1,032,579
Accrued expenses and accrued expenses - related parties - (Restated)	352,854	—	—	352,854
Current and non-current liabilities related to repurchase commitments - (Restated)	86,347	—	—	86,347
Other current liabilities and other current liabilities - related parties - (Restated)	55,911	—	—	55,911
Interest-bearing current liabilities and interest-bearing current liabilities - related parties - (Restated)	38,996	—	—	38,996
Advance payments from customers	35,717	—	—	35,717
Other non-current liabilities - (Restated)	—	91,056	—	91,056
Other non-current interest-bearing liabilities and other non-current interest-bearing liabilities - related parties - (Restated)	—	64,185	10,784	74,969
Current and non-current refund liabilities - (Restated)	20,991	1,702	—	22,693
Total - (Restated)	$2,950,497	$156,943	$10,784	$3,118,224
Maturities are not provided for the Group's derivative liabilities related to the Earn-out rights and the Class C Shares that were assumed as part of the merger with GGI on June 23, 2022. The derivative liability related to the Earn-out rights can only be equity settled and therefore will never have a cash flow impact on the Group. The derivative liabilities related to the Class C Shares can be either cash or equity settled, depending on certain circumstances that may occur in the future. However, the timing of those circumstances are uncertain and any cash flow impacts cannot be forecasted in a useful manner. Refer to Note 1 - Overview and basis of preparation and Note 18 - Reverse recapitalization for more details on the financial liabilities related to the Class C Shares and the Earn-out rights.
Polestar's material financial instruments measured at FVTPL are its derivative financial liabilities for the Earn-out rights and Class C Shares. For the year ended December 31, 2023 and 2022, respectively, Polestar recognized $465,168 and $937,158, in gains for these financial instruments measured at FVTPL.